BORROWINGS AND FINANCE LEASES - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) banks	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, unamortised financing fees	€ 26,000,000	€ 23,000,000
Interest expense on lease liabilities	4,000,000
Borrowings	€ 7,187,000,000	6,421,000,000
Number of syndicate banks | banks	13
Undrawn borrowing facilities	€ 4,400,000,000
Cash received from income on the cross currency swap	24,000,000	36,000,000	€ 34,000,000
Cash outflow for leases	120,000,000	€ 132,000,000
Multi-currency Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility	€ 1,500,000,000
Number of credit facility banks | banks	10
Borrowings	€ 0